SIGNIFICANT ACCOUNTING POLICIES - Business tax and Government subsidies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES
Government subsidy income	$ 863	$ 573	$ 526
Minimum
SIGNIFICANT ACCOUNTING POLICIES
Business tax rate	3.00%
Maximum
SIGNIFICANT ACCOUNTING POLICIES
Business tax rate	5.00%